Cash and cash equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash and cash equivalents [line items]
Cash at bank	€ 105,846	€ 33,611		€ 45,645
Cash equivalents	9,660	9,564		10,267
Total	€ 115,506	€ 43,175	[1]	€ 55,912

[1]	* The year 2017 have been restated to reflect the final accounting of the ACTech business combination. See Note 2 for more information.